Summary of Future Minimum Payments Receivable Under Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Net investment in finance leases, 2021	$ 60,796
Net investment in finance leases, 2022	67,212
Net investment in finance leases, 2023	45,400
Net investment in finance leases, 2024	39,757
Net investment in finance leases, 2025 and thereafter	277,028
Net investment in finance leases, Total future minimum lease payments receivable	490,193	$ 385,589
Container leaseback financing receivable, 2021	37,020
Container leaseback financing receivable, 2022	37,020
Container leaseback financing receivable, 2023	37,020
Container leaseback financing receivable, 2024	37,122
Container leaseback financing receivable, 2025 and thereafter	225,786
Container leaseback financing receivable, Total future minimum lease payments receivable	373,968	$ 377,917
Future minimum lease payments receivable, 2021	97,816
Future minimum lease payments receivable, 2022	104,232
Future minimum lease payments receivable, 2023	82,420
Future minimum lease payments receivable, 2024	76,879
Future minimum lease payments receivable, 2025 and thereafter	502,814
Total future minimum lease payments receivable	$ 864,161